Schedule of Investments
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.41%
Australia–3.09%
Dexus	917,427	$6,577,930
Goodman Group	306,325	4,201,811
GPT Group (The)	719,830	2,495,398
Mirvac Group	2,118,905	4,015,337
		17,290,476
Belgium–1.10%
Cofinimmo S.A.	25,698	3,821,001
Montea C.V.A	20,267	2,364,162
		6,185,163
Brazil–0.52%
BR Malls Participacoes S.A.	782,000	1,429,010
Iguatemi Empresa de Shopping Centers S.A.	89,900	606,784
Multiplan Empreendimentos Imobiliarios S.A.	210,600	891,160
		2,926,954
Canada–2.97%
Allied Properties REIT	258,971	8,139,829
Canadian Apartment Properties REIT	98,470	3,879,053
Killam Apartment REIT	216,463	2,936,843
Summit Industrial Income REIT	163,746	1,670,620
		16,626,345
China–6.14%
Agile Group Holdings Ltd.	1,856,000	2,665,633
China Aoyuan Group Ltd.	1,359,000	1,407,558
China Overseas Land & Investment Ltd.	2,019,500	4,830,890
China Resources Land Ltd.	1,259,377	5,299,968
China Vanke Co. Ltd., H Shares	1,650,100	6,260,885
CIFI Holdings Group Co. Ltd.	3,268,000	2,812,683
Country Garden Holdings Co. Ltd.	1,400,000	1,840,804
ESR Cayman Ltd.(a)(b)	427,400	1,288,967
KWG Group Holdings Ltd.	655,500	898,401
Shimao Group Holdings Ltd.	1,944,000	7,090,730
		34,396,519
France–1.32%
Gecina S.A.	48,880	7,402,589
Germany–6.33%
Deutsche Wohnen SE	88,964	4,457,863
Grand City Properties S.A.	236,189	5,575,900
Vonovia SE	370,997	25,432,162
		35,465,925
Hong Kong–5.96%
CK Asset Holdings Ltd.	995,500	5,270,752
Hang Lung Properties Ltd.	1,519,000	3,771,890
Kerry Properties Ltd.	1,005,000	2,570,574
New World Development Co. Ltd.	985,000	4,973,995
Sun Hung Kai Properties Ltd.	332,600	4,335,788
Swire Properties Ltd.	2,281,000	6,954,364
Shares		Value
Hong Kong–(continued)
Wharf Real Estate Investment Co. Ltd.	1,191,000	$5,513,424
		33,390,787
India–0.22%
DLF Ltd.	501,804	1,258,003
Indonesia–0.67%
PT Bumi Serpong Damai Tbk(b)	10,684,300	790,243
PT Pakuwon Jati Tbk(b)	84,569,300	2,978,933
		3,769,176
Italy–0.57%
Infrastrutture Wireless Italiane S.p.A.(a)	249,954	3,213,365
Japan–10.27%
Activia Properties, Inc.	930	3,465,977
Advance Residence Investment Corp.	394	1,138,560
GLP J-REIT	2,550	3,842,209
Industrial & Infrastructure Fund Investment Corp.	733	1,233,868
Japan Hotel REIT Investment Corp.	6,455	3,156,864
Japan Prime Realty Investment Corp.	934	2,734,842
Japan Retail Fund Investment Corp.	2,487	3,944,771
LaSalle Logiport REIT	2,450	3,666,002
Mitsui Fudosan Co. Ltd.	487,300	10,184,653
Mitsui Fudosan Logistics Park, Inc.	884	4,199,187
Nippon Accommodations Fund, Inc.	227	1,254,987
Nippon Prologis REIT, Inc.	213	668,477
Nomura Real Estate Master Fund, Inc.	1,487	1,932,063
ORIX JREIT, Inc.	3,522	5,246,718
Sumitomo Realty & Development Co. Ltd.	197,700	6,402,342
Tokyu Fudosan Holdings Corp.	930,000	4,472,809
		57,544,329
Malta–0.00%
BGP Holdings PLC(a)(b)(c)	9,888,325	0
Mexico–0.36%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	1,594,400	2,023,545
Philippines–1.72%
Ayala Land, Inc.	8,803,300	6,957,753
Megaworld Corp.(b)	33,778,200	2,690,809
		9,648,562
Singapore–2.78%
Ascendas India Trust	2,310,700	2,354,698
Ascendas Real Estate Investment Trust, Rts., expriring 12/31/2020(b)	64,169	478
Ascendas REIT	1,721,900	3,772,170
City Developments Ltd.	445,400	2,577,900
Keppel DC REIT	1,241,700	2,602,059
Mapletree Commercial Trust	342,200	517,430
Mapletree Industrial Trust	1,722,600	3,776,704
		15,601,439

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
South Africa–0.27%
Growthpoint Properties Ltd.	1,966,637	$1,502,108
Spain–0.89%
Merlin Properties SOCIMI S.A.	542,761	4,981,081
Sweden–1.65%
Fabege AB	220,920	3,460,886
Wihlborgs Fastigheter AB	262,253	5,784,031
		9,244,917
Thailand–0.69%
WHA Corp. PCL, Foreign Shares	37,669,900	3,880,937
United Kingdom–4.10%
Assura PLC	3,401,867	3,387,123
GCP Student Living PLC	880,744	1,719,121
Land Securities Group PLC	803,329	7,073,715
Segro PLC	223,383	2,712,509
Tritax Big Box REIT PLC	2,950,044	6,497,980
Workspace Group PLC	176,572	1,608,467
		22,998,915
United States–46.79%
Alexandria Real Estate Equities, Inc.	51,859	8,490,874
American Tower Corp.	35,150	8,126,680
Apple Hospitality REIT, Inc.	415,664	5,511,705
AvalonBay Communities, Inc.	57,505	9,579,758
Boston Properties, Inc.	71,165	6,985,556
Brandywine Realty Trust	346,255	3,853,818
Brixmor Property Group, Inc.	430,992	6,581,248
Columbia Property Trust, Inc.	43,921	614,016
CubeSmart	128,378	4,176,136
CyrusOne, Inc.	145,388	10,164,075
DiamondRock Hospitality Co.	111,884	841,368
Digital Realty Trust, Inc.	31,207	4,205,143
Duke Realty Corp.	236,720	9,009,563
Equity LifeStyle Properties, Inc.	60,006	3,515,752
Essential Properties Realty Trust, Inc.	227,752	4,678,026
Extra Space Storage, Inc.	79,029	8,908,939
First Industrial Realty Trust, Inc.	150,950	6,321,786
Healthcare Realty Trust, Inc.	174,154	5,137,543
Healthcare Trust of America, Inc., Class A	203,217	5,289,739
Healthpeak Properties, Inc.	232,076	6,697,713
Highwoods Properties, Inc.	11,496	440,297
Hilton Worldwide Holdings, Inc.	23,941	2,481,006
Host Hotels & Resorts, Inc.	300,938	4,222,160
Invitation Homes, Inc.	546,104	15,607,652
Shares		Value
United States–(continued)
JBG SMITH Properties	43,732	$1,344,322
Kilroy Realty Corp.	47,015	2,875,437
Marriott International, Inc., Class A	24,416	3,097,658
Medical Properties Trust, Inc.	50,545	980,573
National Retail Properties, Inc.	71,716	2,703,693
NETSTREIT Corp.	69,093	1,310,694
Prologis, Inc.	162,750	16,283,137
Public Storage	5,039	1,131,054
QTS Realty Trust, Inc., Class A	107,960	6,413,904
Realty Income Corp.	66,856	4,009,354
Regency Centers Corp.	97,453	4,441,908
Retail Opportunity Investments Corp.	352,475	4,575,125
Rexford Industrial Realty, Inc.	197,714	9,474,455
RLJ Lodging Trust	81,168	1,000,801
Sabra Health Care REIT, Inc.	88,490	1,458,315
SBA Communications Corp., Class A	28,856	8,286,866
SITE Centers Corp.	22,589	227,923
STAG Industrial, Inc.	149,156	4,441,866
Sun Communities, Inc.	60,524	8,412,836
Sunstone Hotel Investors, Inc.	249,182	2,616,411
UDR, Inc.	318,696	12,260,235
Urban Edge Properties	82,272	1,067,891
Ventas, Inc.	42,393	2,031,049
VICI Properties, Inc.	231,035	5,842,875
Vornado Realty Trust	13,959	543,145
Welltower, Inc.	156,373	9,848,372
Weyerhaeuser Co.	141,174	4,099,693
Xenia Hotels & Resorts, Inc.	4,110	57,910
		262,278,055
Total Common Stocks & Other Equity Interests (Cost $492,668,327)		551,629,190
Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e)	1,601,318	1,601,318
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(d)(e)	1,143,341	1,143,799
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	1,830,078	1,830,078
Total Money Market Funds (Cost $4,575,195)		4,575,195
TOTAL INVESTMENTS IN SECURITIES—99.23% (Cost $497,243,522)		556,204,385
OTHER ASSETS LESS LIABILITIES–0.77%		4,339,631
NET ASSETS–100.00%		$560,544,016
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Rts.	– Rights
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $6,525,877, which represented 1.16% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,763,063	$36,237,152	$(37,398,897)	$-	$-	$1,601,318	$(227)
Invesco Liquid Assets Portfolio, Institutional Class	1,973,814	25,980,939	(26,813,482)	(295)	2,823	1,143,799	4,842
Invesco Treasury Portfolio, Institutional Class	3,157,786	41,413,889	(42,741,597)	-	-	1,830,078	2,944
Total	$7,894,663	$103,631,980	$(106,953,976)	$(295)	$2,823	$4,575,195	$7,559

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,290,476	$—	$17,290,476
Belgium	—	6,185,163	—	6,185,163
Brazil	2,926,954	—	—	2,926,954
Canada	16,626,345	—	—	16,626,345
China	—	34,396,519	—	34,396,519
France	—	7,402,589	—	7,402,589
Germany	—	35,465,925	—	35,465,925
Hong Kong	—	33,390,787	—	33,390,787
India	—	1,258,003	—	1,258,003
Indonesia	—	3,769,176	—	3,769,176
Italy	—	3,213,365	—	3,213,365
Japan	—	57,544,329	—	57,544,329
Malta	—	—	0	0
Mexico	2,023,545	—	—	2,023,545
Philippines	—	9,648,562	—	9,648,562
Singapore	—	15,601,439	—	15,601,439
South Africa	—	1,502,108	—	1,502,108
Spain	—	4,981,081	—	4,981,081
Sweden	—	9,244,917	—	9,244,917
Thailand	—	3,880,937	—	3,880,937
United Kingdom	—	22,998,915	—	22,998,915
United States	262,278,055	—	—	262,278,055
Money Market Funds	4,575,195	—	—	4,575,195
Total Investments	$288,430,094	$267,774,291	$0	$556,204,385
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Global Real Estate Fund